Occupancy Expense and Information Systems and Communications Expense - Summary of Future Minimum Lease Payments Under Non-Cancelable Capital and Operating Leases (Details) $ in Millions	Dec. 31, 2018 USD ($)
Capital Leases
Capital leases due 2019	$ 34
Capital leases due 2020	31
Capital leases due 2021	31
Capital leases due 2022	31
Capital leases due 2023	24
Capital leases due thereafter	0
Capital leases due	151
Less amount representing interest payments	(31)
Present value of minimum lease payments	120
Operating Leases
Operating leases due 2019	192
Operating leases due 2020	181
Operating leases due 2021	170
Operating leases due 2022	147
Operating leases due 2023	128
Operating leases due thereafter	380
Operating leases due	1,198
Total operating and capital leases due 2019	226
Total operating and capital leases due 2020	212
Total operating and capital leases due 2021	201
Total operating and capital leases due 2022	178
Total operating and capital leases due 2023	152
Total operating and capital leases due thereafter	380
Total operating and capital leases due	$ 1,349